Supplement, dated October 30, 2017
to the Prospectuses and Statements of Additional Information, dated May 1, 2017, for
Consultant Accumulator Variable Universal Life
Consultant Protector Variable Universal Life
Consultant SL Variable Universal Life
Consultant Variable Universal Life
Investor’s Select Variable Universal Life
TotalAccumulator Variable Adjustable Life

Issued by
Lincoln Benefit Life Company
Lincoln Benefit Life Variable Life Account
This supplement updates certain information contained in the prospectus and statement of additional information for each of the variable life policies listed above (each a “Policy”). Please read this supplement carefully and keep it for future reference. No other action is required of you.

On September 28, 2017, Lincoln Benefit Life Company’s direct parent, Resolution Life, Inc. changed its name to LBL HoldCo II, Inc., and Lincoln Benefit Life Company’s indirect parent, Resolution Life Holdings, Inc. changed its name to LBL HoldCo, Inc.

On October 1, 2017, the indirect parent companies of Lincoln Benefit Life Company-Resolution Life L.P. and Resolution Life (Parallel) Partnership-entered into an agreement with SNH Acquisition, LLC and Southland National Holdings, Inc. to sell LBL HoldCo, Inc. and its subsidiaries, including Lincoln Benefit Life Company, to SNH Acquisition, LLC (the “Transaction”).

The Transaction is subject to required regulatory approvals. Subject to the receipt of such regulatory approvals, the Transaction is targeted to close in the 1st quarter of 2018.

The terms and provisions of your Policy will not be changed by the Transaction, and Lincoln Benefit Life Company will continue to honor all of its obligations under your Policy. The Transaction will not change the fact that Lincoln Benefit Life Company is the named insurer under your Policy.

If you have any questions about this supplement, please contact your financial professional or our customer service center at (800)-865-5237.

Supplement, dated October 30, 2017
to the Prospectuses and Statements of Additional Information, dated May 1, 2017, for
Consultant Accumulator Variable Universal Life
Consultant Protector Variable Universal Life
Consultant SL Variable Universal Life
Consultant Variable Universal Life
Investor’s Select Variable Universal Life
TotalAccumulator Variable Adjustable Life

Issued by
Lincoln Benefit Life Company
Lincoln Benefit Life Variable Life Account
This supplement updates certain information contained in the prospectus and statement of additional information for each of the variable life policies listed above (each a “Policy”). Please read this supplement carefully and keep it for future reference. No other action is required of you.

On September 28, 2017, Lincoln Benefit Life Company’s direct parent, Resolution Life, Inc. changed its name to LBL HoldCo II, Inc., and Lincoln Benefit Life Company’s indirect parent, Resolution Life Holdings, Inc. changed its name to LBL HoldCo, Inc.

On October 1, 2017, the indirect parent companies of Lincoln Benefit Life Company-Resolution Life L.P. and Resolution Life (Parallel) Partnership-entered into an agreement with SNH Acquisition, LLC and Southland National Holdings, Inc. to sell LBL HoldCo, Inc. and its subsidiaries, including Lincoln Benefit Life Company, to SNH Acquisition, LLC (the “Transaction”).

The Transaction is subject to required regulatory approvals. Subject to the receipt of such regulatory approvals, the Transaction is targeted to close in the 1st quarter of 2018.

The terms and provisions of your Policy will not be changed by the Transaction, and Lincoln Benefit Life Company will continue to honor all of its obligations under your Policy. The Transaction will not change the fact that Lincoln Benefit Life Company is the named insurer under your Policy.

If you have any questions about this supplement, please contact your financial professional or our customer service center at (844)-768-6780.